Note 6 - Related Parties - Administrative and Research and Development Expenses (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Research and development expenses	$ 426	$ 15,669	$ 7,227	$ 7,566	$ 7,653
General and administrative expenses	292	4,027	3,265	2,046	3,557
Neptune [member]
Statement Line Items [Line Items]
Research and development expenses	1	27	59	371	60
General and administrative expenses	41	360	577	790	618
Total related parties expenses	42	387	636	1,161	678
Neptune [member] | Supplies and incremental costs [member]
Statement Line Items [Line Items]
Research and development expenses		7		5
General and administrative expenses	16	239	277	299	293
Neptune [member] | Shared service agreement [member]
Statement Line Items [Line Items]
Research and development expenses	1	20	59	366	60
General and administrative expenses	$ 25	$ 121	$ 300	$ 491	$ 325